COMMONWEALTH SHAREHOLDER SERVICES,INC.
                         1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (804) 285-8211



FILED VIA EDGAR

July 28, 2000



Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Reference:      Monument Series Fund
                File Number 333-26223
                Filed Pursuant to rule 497(e)

Gentlemen:

Transmitted herewith for electronic filing on behalf of Monument Series Fund please find enclosed, pursuant to Rule 497(e) under the Securities
Act of 1933, as amended, a supplement dated July 10, 2000 to the prospectus dated June 30, 2000.

Should you have questions or comments regarding this filing, please contact Beth-ann Roth at (703) 352-0095.

Sincerely,



/s/ Darryl S. Peay
------------------
Darryl S. Peay

                       [MONUMENT FUNDS GROUP, INC. LOGO]

                              MONUMENT SERIES FUND

                             MONUMENT INTERNET FUND

                         MONUMENT MEDICAL SCIENCES FUND

                        MONUMENT TELECOMMUNICATIONS FUND

                         SUPPLEMENT DATED JULY 10, 2000

                     TO THE PROSPECTUS DATED JUNE 30, 2000

   This Supplement updates certain information contained in the Prospectus of Monument Series Fund dated June 30, 2000 regarding the Monument Internet Fund, Monument Medical Sciences Fund, and Monument Telecommunications Fund (each a "Fund"). You may obtain an additional copy of the Prospectus, free of charge, by writing to 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, or by calling 888-420-9950.

The following information is added to the end of the first paragraph on page 1 of the prospectus:

   In addition to offering Class A and Class B Shares, each Fund offers Class C Shares with a reduced front-end sales charge and a contingent deferred sales charge.

   The following information is added to pages 9-10 of the prospectus in the section entitled "Table of Fees and Expenses:"

                           TABLE OF FEES AND EXPENSES

   The following table is designed to help you understand the fees and expenses that you may pay, both directly and indirectly, by investing in the Funds.

              Shareholder Fees
              (fees paid directly from your investment)   Class C
              -----------------------------------------   -------
              Maximum Sales Charge (Load)(1)              1.00%
              Maximum Deferred Sales Charge (Load)        1.00(2)
              Maximum Sales Charge (Load) Imposed on      None
              Reinvested Dividends and Distributions
              Redemption Fees                             None
              Exchange Fees                               None

Annual Fund Operating Expenses (Class C Shares)

(expenses that are deducted from fund assets as a percentage of average net assets)

                                  Internet  Medical Sciences  Telecommunications
                                    Fund         Fund                Fund
                                  --------  ----------------  ------------------
       Advisory Fee                 1.25%        1.25%               1.25%
       Distribution (12b-1)Fees(3)  1.00%        1.00%               1.00%
       Other Expenses               0.40%        0.75%               0.75%
       Total Annual Fund
         Operating Expenses         2.65%        3.00%               3.00%
       Fee Waivers and/or
         Expense Reimbursements(4)
       Net Expenses                 2.65%        3.00%               3.00%
----------

(1)As a percentage of offering price. The sales charge is waived for certain classes of investors. See "Buying Fund Shares -- Public Offering Price" and "Buying Fund Shares -- Rights of Accumulation."

(2)A contingent deferred sales charge of 1% is imposed on the proceeds of Class C Shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

(3)The Company has approved a Plan of Distribution Pursuant to Rule 12b-1 of the 1940 Act for Class C Shares, providing for the payment of distribution fees to Monument Distributors, Inc., the principal underwriter for each Fund ("12b-1 Plan"). Class C Shares pay a maximum distribution fee of 1.00% of average daily net assets. See "Rule 12b-1 Fees." The higher 12b-1 fees borne by Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers.

(4)The Advisor has contractually agreed to waive its fees and pay expenses to the extent necessary to cap Class C Share total operating expenses at 3.00% of the Fund's average daily net assets until May 1, 2001.

   Example. This example is intended to help you compare the cost of investing in Class C Shares of the Fund with the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant class remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                       1 Year:          3 Years:        5 Years:       10 Years:

   Internet            $ 368            $ 823           $1,405         $2,983
   Medical Sciences      403              927            1,577          8,548
   Telecommunications    403              927            1,577          7,078

   The above examples assume payment of the maximum initial sales charge of 1.00% at the time of purchase. Your actual expenses may vary. The above examples assume payment of the deferred sales charge applicable at the time of redemption.

The following information is added to page 11 of the prospectus in the third paragraph of the section entitled "The Advisor:"

   In the interest of limiting expenses of the Funds, Monument Advisors has entered into an expense limitation agreement with the Company. Pursuant to the agreement, Monument Advisors has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class C Shares of the Funds covered by the agreement are limited to 3.00%. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The following information is added to page 11 of the prospectus after the section entitled "Principal Underwriter:"

   Other Information. Advisors or its affiliates may make payments to broker-dealers, financial advisors, banks or other financial institutions for certain services to the Funds and/or their shareholders, including (but not limited to) sub-administration, sub-transfer agency and shareholder servicing. These payments come out of the resources of the entity making the payment so that there are no additional costs to the Funds or their shareholders.

The following information replaces the material on page 12 of the prospectus under the section entitled "Buying Fund Shares:"

   Share Class Alternatives. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. If you do not select a class your money will be invested in Class A Shares. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial advisor to determine which class best meets your financial objectives. Additional details about each of the share class alternatives may be found below under "Distribution Arrangements."

                         Class A Shares  Class B Shares  Class C Shares
                         --------------  --------------  --------------
       Max. initial          5.75%           None           None
       sales
       charge.            (Subject to
                           reductions
                         beginning with
                         investments of
                            $50,000)
       See "Distribution Arrangements" for a schedule itemizing reduced sales charges.

       Contingent        None           Year 1     5%           Year 1    1%
       deferred sales                   Year 2     4%           Years 2+  None
       charge ("CDSC")                  Year 3     3%
       imposed when                     Year 4     3%
       shares are                       Year 5     2%
       redeemed                         Year 6     1%
       (percentage based                Year 7     None
       on purchase                      Year 8     None
       price). Years
       are based on a
       twelve-month
       period.


       See below for information regarding applicable waivers of the CDSC.

       Rule 12b-1 fees.  0.50%          1.00%          1.00%
       See "Distribution
       Arrangements"
       for important
       information
       about Rule 12b-1
       fees.

       Conversion to     N/A            Automatically  No conversion
       Class A                          after about 8  feature. Rule
                                        years, at      12b-1 fees
                                        which time     remain higher than
                                        applicable     those of
                                        Rule 12b-1     Class A
                                        fees           Shares for
                                        are reduced.   life of
                                                       account.

       Appropriate for:  All            Investors who  Investors who
                         investors,     plan to hold   intend to hold
                         particularly   their shares   their shares
                         those who      at least 6     for at least 1
                         intend to      years.         year, but less
                         hold their                    than 6 years.
                         shares
                         for a long
                         period of
                         time and/or
                         invest
                         a substantial
                         amount in the
                         Fund.

The following information replaces the table on page 13 of the prospectus under the section entitled "Minimum Investments:"

   Minimum Investments. The following table provides you with information on the various investment minimums, sales charges and expenses that apply to each class. Under certain circumstances the Fund may waive the minimum initial investment for purchases by officers, directors and employees of the Company, and its affiliated entities and for certain related advisory accounts, retirement accounts, custodial accounts for minors and automatic investment accounts as detailed below under "Waiver of Sales Charges."

                                         Class A     Class B     Class C
                                         -------     -------     -------

         Minimum Initial Investment      $1,000      $1,000      $1,000
         Minimum Subsequent Investment   $  250*     $  250*     $  250*


----------

* For automatic investments made at least quarterly, the minimum subsequent investment is $100.

The following information replaces the paragraph on page 13 of the prospectus under the section entitled "Public Offering Price:"

   Public Offering Price. When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form, as defined below under the section entitled "Proper Form." The public offering price of Class A and Class C Shares is equal to the Fund's net asset value plus the initial sales charge. The public offering price of Class B Shares is equal to the respective Fund's net asset value.

The following information is added to page 14 of the prospectus under the section entitled "Distribution Arrangements:"

                   Class C Broker-Dealer Commission and Service Fee

                                                        Broker-Dealer
                                   Sales Charge         Percentage
                                   ------------         -------------
                  All purchases        1.00%                1.00%


   After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25%, payable quarterly.

The following paragraph replaces the paragraph on page 14 of the prospectus under the section entitled "Rule 12b-1 Fees:"

   Rule 12b-1 Fees. The Board of Trustees has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan") for each class of shares. Pursuant to the Rule 12b-1 Plans, each Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Each Fund may pay a fee ("Rule 12b-1 fee") to Distributors, on an annualized basis of its average daily net assets, up to a maximum of 1.00% for Class B and Class C Share expenses and 0.50% for Class A Share expenses. Up to 0.25% of the total Rule 12b-1 fee may be used to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide those services. Each Fund may pay Rule 12b-1 fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule 12b-1 fee was paid because of the maximum limitation. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

                      (This Page Intentionally Left Blank)

                       [MONUMENT FUNDS GROUP, INC. LOGO]

                              Monument Series Fund

                             Monument Internet Fund

                         Monument Medical Sciences Fund

                        Monument Telecommunications Fund

                         SUPPLEMENT DATED JULY 10, 2000

                      To the Prospectus dated June 30, 2000